Pensions and Other Post-Employment Benefit Plans - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Russia [member]
Disclosure of fair value of plan assets [line items]
Discount rate	8.60%	7.60%
Inflation rates	4.00%	4.40%
Rate of compensation increase	5.00%	5.40%
Germany [member]
Disclosure of fair value of plan assets [line items]
Discount rate	1.90%	1.80%
Rate of compensation increase	4.00%	4.00%
Ukraine [member]
Disclosure of fair value of plan assets [line items]
Discount rate	11.80%	10.10%
Inflation rates	6.60%	8.60%
Rate of compensation increase	9.60%	11.60%
Austria [member]
Disclosure of fair value of plan assets [line items]
Discount rate	1.70%	1.50%
Rate of compensation increase	2.25%	2.25%